Loans - Impaired Loans (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Impaired Loans by class [Abstract]
Average recorded investment, with no related ACL recorded	$ 1,724
Interest income recognized, with no related ACL recorded	23
Average recorded investment, with an ACL recorded	55,600
Interest income recognized, with an ACL recorded	4,828
Impaired financing receivable, average recorded investment	57,324
Interest income recognized	4,851
Commercial | Commercial and industrial
Impaired Loans by class [Abstract]
Average recorded investment, with no related ACL recorded	125
Interest income recognized, with no related ACL recorded	9
Average recorded investment, with an ACL recorded	2,230
Interest income recognized, with an ACL recorded	242
Impaired financing receivable, average recorded investment	2,355
Interest income recognized	251
Commercial | Commercial real estate
Impaired Loans by class [Abstract]
Average recorded investment, with no related ACL recorded	159
Interest income recognized, with no related ACL recorded	0
Average recorded investment, with an ACL recorded	10,751
Interest income recognized, with an ACL recorded	1,043
Impaired financing receivable, average recorded investment	10,910
Interest income recognized	1,043
Mortgage | 1-4 family owner occupied - jumbo
Impaired Loans by class [Abstract]
Average recorded investment, with no related ACL recorded	408
Interest income recognized, with no related ACL recorded	0
Average recorded investment, with an ACL recorded	1,083
Interest income recognized, with an ACL recorded	84
Impaired financing receivable, average recorded investment	1,491
Interest income recognized	84
Mortgage | 1-4 family owner occupied - non-jumbo
Impaired Loans by class [Abstract]
Average recorded investment, with no related ACL recorded	252
Interest income recognized, with no related ACL recorded	4
Average recorded investment, with an ACL recorded	19,624
Interest income recognized, with an ACL recorded	2,033
Impaired financing receivable, average recorded investment	19,876
Interest income recognized	2,037
Mortgage | 1-4 family non-owner occupied
Impaired Loans by class [Abstract]
Average recorded investment, with no related ACL recorded	308
Interest income recognized, with no related ACL recorded	10
Average recorded investment, with an ACL recorded	4,664
Interest income recognized, with an ACL recorded	375
Impaired financing receivable, average recorded investment	4,972
Interest income recognized	385
Mortgage | 1-4 family - 2nd lien
Impaired Loans by class [Abstract]
Average recorded investment, with no related ACL recorded	380
Interest income recognized, with no related ACL recorded	0
Average recorded investment, with an ACL recorded	3,376
Interest income recognized, with an ACL recorded	22
Impaired financing receivable, average recorded investment	3,756
Interest income recognized	22
Mortgage | Resort lending
Impaired Loans by class [Abstract]
Average recorded investment, with no related ACL recorded	92
Interest income recognized, with no related ACL recorded	0
Average recorded investment, with an ACL recorded	11,316
Interest income recognized, with an ACL recorded	799
Impaired financing receivable, average recorded investment	11,408
Interest income recognized	799
Installment | Boat lending
Impaired Loans by class [Abstract]
Average recorded investment, with no related ACL recorded	0
Interest income recognized, with no related ACL recorded	0
Average recorded investment, with an ACL recorded	59
Interest income recognized, with an ACL recorded	1
Impaired financing receivable, average recorded investment	59
Interest income recognized	1
Installment | Recreational vehicle lending
Impaired Loans by class [Abstract]
Average recorded investment, with no related ACL recorded	0
Interest income recognized, with no related ACL recorded	0
Average recorded investment, with an ACL recorded	81
Interest income recognized, with an ACL recorded	4
Impaired financing receivable, average recorded investment	81
Interest income recognized	4
Installment | Other
Impaired Loans by class [Abstract]
Average recorded investment, with no related ACL recorded	0
Interest income recognized, with no related ACL recorded	0
Average recorded investment, with an ACL recorded	2,416
Interest income recognized, with an ACL recorded	225
Impaired financing receivable, average recorded investment	2,416
Interest income recognized	$ 225